UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10423

Seligman Core Fixed Income Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Core Fixed Income Fund, Inc.
Portfolio of Investments (unaudited)

December 31, 2006

	Principal Amount	Value
US Government and Government Agency Securities 53.0%
US Government Securities 18.8%
US Treasury Bonds:
8.125%, 8/15/2021	$485,000	$647,437
5.375%, 2/15/2031	240,000	257,156
4.5%, 2/15/2036	600,000	570,751
US Treasury Inflation-Protected Securities 2%, 1/15/2016	218,532	211,072
US Treasury Notes:
4.875%, 4/30/2008	180,000	179,888
3.5%, 2/15/2010	1,080,000	1,042,369
4.5%, 9/30/2011	200,000	198,305
4.5%, 11/30/2011	860,000	852,610
4.25%, 8/15/2013	1,060,000	1,033,749
4.25%, 11/15/2014	145,000	140,707
5.125%, 5/15/2016	150,000	154,553
2.5%, 7/15/2016	84,905	85,575
4.875%, 8/15/2016	20,000	20,245
4.625%, 11/15/2016	105,000	104,344
Total US Government Securities		5,498,761

Government Agency Securitiesø 8.2%
Fannie Mae:
5.4%, 4/13/2009	740,000	740,248
5.5%, 2/22/2011	905,000	905,079
Freddie Mac:
5.2%, 3/5/2019	785,000	764,883
Total Government Agency Securities		2,410,210

Government Agency Mortgage-Backed Securities††ø 26.0%
Fannie Mae:
7%, 7/1/2008	11,148	11,240
7%, 2/1/2012	7,841	7,905
5.5%, 5/25/2014	243,958	243,854
6.5%, 5/1/2017	39,168	40,128
5.5%, 2/1/2018	70,012	70,168
4.5%, 12/1/2020	669,920	647,261
7%, 1/1/2032	43,218	44,485
7%, 5/1/2032	84,465	86,959
5.5%, 10/1/2035	257,397	254,537
5.351%, 4/1/2036#	238,879	238,795
6.085%, 4/1/2036#	890,906	910,693
6%, 6/1/2036	289,500	291,551
6%, 8/1/2036#	419,386	424,796
6.125%, 8/1/2036#	542,109	547,856
6%, 9/1/2036#	296,818	298,920
TBA 5.5%, 1/2007	810,000	800,635
Freddie Mac Gold:
5.5%, 9/1/2036	989,105	978,389
6.151%, 12/1/2036#	445,036	449,757
TBA 5%, 1/2007	285,000	275,025
TBA 6%, 1/2007	1,000,000	1,007,500
Total Government Agency Mortgage-Backed Securities		7,630,454
Total US Government and Government Agency Securities		15,539,425

Corporate Bonds 43.2%

Airlines 0.9%
Continental Airlines 8.75%, 12/1/2011	250,000	253,125

Automobiles 1.7%
General Motors 8.375%, 7/15/2033	250,000	232,500
DaimlerChrysler North America 4.875%, 6/15/2010	265,000	258,525
		491,025
Building Products 0.8%
USG 6.3%, 11/15/2016†	245,000	243,295

Cable 0.9%
Charter Communications Holding I 11%, 10/1/2015	250,000	257,812

Capital Markets 1.6%
Goldman Sachs Group 5.35%, 1/15/2016	110,000	108,765
Morgan Stanley 5.625%, 1/9/2012	240,000	244,219
Lehman Brothers Holdings 5.75%, 1/3/2017	125,000	126,839
		479,823
Chemicals 0.9%
Lyondell Chemical 8.25%, 9/15/2016	250,000	263,750

Commercial Banks 1.8%
KeyCorp 5.55%, 6/2/2008#	140,000	140,386
National City Bank of Pittsburgh 6.25%, 3/15/2011	85,000	88,003
Republic New York 5.875%, 10/15/2008	175,000	176,492
SunTrust Preferred Capital I 5.853%, perpetual ##	140,000	141,219
		546,100
Commercial Services and Supplies 0.2%
Cintas No. 2, 6.15%, 8/15/2036	55,000	56,558

Consumer Finance 3.2%
Aiful 6%, 12/12/2011†	385,000	381,283
General Motors Acceptance 8%, 11/1/2031	225,000	259,065
Nissan Motor Acceptance 5.625%, 3/14/2011†	315,000	315,412
		955,760

Diversified Financial Services 0.7%
CIT Group Funding 5.6%, 11/2/2011	205,000	206,676

Diversified Telecommunication Services 2.6%
Citizens Communications 7.875%, 1/15/2027†	250,000	253,750
Embarq 7.082%, 6/1/2016	85,000	86,679
Embraer Overseas 6.375%, 1/24/2017†	150,000	150,375
Qwest 7.5%, 10/1/2014	250,000	266,250
		757,054
Electric Utilities 1.6%
FPL Group Capital 6.35%, 10/1/2066#	90,000	91,405
Indiana Michigan Power Company 6.05%, 03/15/2037	205,000	201,903
MidAmerican Energy Holdings 6.125%, 4/1/2036	170,000	171,953
		465,261
Environmental 0.8%
Allied Waste North America 6.125%, 2/15/2014	250,000	238,750

Food Products 0.9%
Dean Foods 7%, 6/1/2016	250,000	253,750

Healthcare Facilities and Supplies 0.9%
HCA 9.25%, 11/15/2016	250,000	268,438

Independent Power Producers and Energy Traders 1.8%
Dynergy 8.75%, 2/15/2012	250,000	263,750
NRG Energy 7.375%, 2/1/2016	250,000	251,875
		515,625
Insurance 1.3%
AXA 6.463%, 12/14/2018#†	210,000	207,768
Endurance Specialty Holdings 6.15%, 10/15/2015	175,000	174,715
		382,483
Industrial 0.7%
C10 Capital 6.722%, 12/1/2049#†	200,000	199,500

Machinery 0.7%
Joy Global 6%, 11/15/2016†	205,000	204,150

Media 0.7%
Time Warner 6.5%, 11/15/2036	205,000	204,710

Metals and Mining 0.5%
Vale Overseas 6.25%, 1/23/2017	150,000	151,432

Miscellaneous 3.5%
DJ CDX 8.375%, 12/29/2011†	1,000,000	1,023,050

Multi-Utilities 0.7%
Dominion Resources 5.6%, 11/15/2016	205,000	203,713

Oil, Gas and Consumable Fuels 3.3%
Canadian National Resources 6.5%, 2/15/2037	145,000	145,945
El Paso 7.875%, 6/15/2012	250,000	269,375
Pemex Project Funding 8%, 11/15/2011	330,000	363,825
Plains All American Pipeline 6.65%, 1/15/2037†	175,000	178,255
		957,400
Paper and Forest Products 0.9%
Georgia-Pacific 8.875%, 5/15/2031	250,000	265,625

Real Estate Investment Trusts 2.0%
iStar Financial 5.95%, 10/15/2013†	180,000	181,157
Nationwide Health Properties 6.5%, 7/15/2011	205,000	209,656
Prologis Trust 5.625%, 11/15/2016	205,000	203,850
		594,663
Real Estate Management and Development 1.7%
AMB Property 5.9%, 8/15/2013	170,000	172,685
ERP Operating 5.2%, 4/1/2013	340,000	336,652
		509,337
Regional Malls 0.4%
Simon Property Group 5.25%, 12/1/2016	130,000	126,911

Semiconductors and Semiconductor Equipment 0.9%
Freescale Semiconductor 10.125%, 12/15/2016†	250,000	251,562

Specialty Retail 0.5%
Home Depot 5.875%, 12/16/2036	150,000	147,711

Thrifts and Mortgage Finance 1.7%
Residential Capital 5.85%, 6/9/2008#	300,000	299,492
Residential Capital 6.375%, 6/30/2010	195,000	197,422
		496,914
Tobacco 0.9%
Reynolds American 7.625%, 6/1/2016	250,000	266,133

Trading Companies and Distributors 0.6%
GATX Financial 5.5%, 2/15/2012	175,000	174,057

Wireless Telecommunication Services 0.9%
Sprint Capital 8.75%, 3/15/2032	50,000	60,351
Sprint Nextel 6%, 12/1/2016	205,000	200,166
		260,517

Total Corporate Bonds		12,672,670

Collateralized Mortgage Obligations†† 5.4%
Indymac Index Mortgage Loan Trust 6.218%, 3/25/2036#	652,782	662,569
Structured Asset Securities 4.04%, 6/25/2033#	492,632	475,106
Wells Fargo 4.732%, 7/25/2034#	464,243	452,948
Total Collateralized Mortgage Obligations		1,590,623

Asset-Backed Securities†† 2.1%
Centex Home Equity 7.4%, 12/25/2032#	398,630	399,265
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	207,768	200,829
Total Asset-Backed Securities		600,094

Repurchase Agreement 0.9%
State Street Bank, 4.35%, dated 12/29/06, maturing 1/2/2007, in the amount of $260,126, collateralized by: $270,000 US Treasury Notes 4.5%, 2/15/2016, with a fair market value of $271,013	260,000	260,000

Total Investments 104.6%		30,662,812

Other Assets Less Liabilities (4.6)%		(1,336,542)

Net Assets 100.0%		$29,326,270

______________
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed, collateralized mortgage and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the United States Government.
#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at December 31, 2006.
##	This security pays a fixed interest rate for a stipulated number of years, after which it pays a floating interest rate.
TBA - To-be-announced.

The cost of investments for federal income tax purposes was $30,540,794. The tax basis gross appreciation and depreciation of portfolio securities were $231,972 and $109,954, respectively.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the "Manager") based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CORE FIXED INCOME FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 26, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 26, 2007

SELIGMAN CORE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.